Old Mutual Funds III

old mutual heitman global real estate securities fund

Supplement Dated October 13, 2009
TO THE PROSPECTUS,
DATED APRIL 22, 2009, AS SUPPLEMENTED

This Supplement updates certain information contained in the currently effective Institutional Class, Class A and Class C Shares Prospectus of the above-referenced fund (the “Fund”), a series portfolio of Old Mutual Funds III, dated April 22, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Heitman Real Estate Securities, LLC (Heitman-US) on page 7 of the Prospectus:

	Name (Role on Team)	Business Experience
Heitman Real Estate Securities, LLC (Heitman-US)	Timothy J. Pire**	Managing Director and Lead Portfolio Manager since July 1999.
Michael K. Moran

Vice President and Assistant Portfolio Manager since July 2009.  Assistant Vice President and Securities Analyst from June 2006 to July 2009.  Development Associate at RHS Development from October 2004 to May 2006.

	Jeffrey D. Yurk	Vice President and Assistant Portfolio Manager since July 2009. Assistant Vice President and Securities Analyst from February 2004 to July 2009.

**Committee member

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Distributed by Old Mutual Investment Partners
R-09-604  10/2009

Old Mutual Funds III

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE SECURITIES FUND

Supplement Dated October 13, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION,
DATED APRIL 22, 2009, AS SUPPLEMENTED

This Supplement updates certain information contained in the currently effective Institutional Class, Class A, and Class C Shares Statement of Additional Information for the above-referenced fund (the “Fund”), a series portfolio of Old  Mutual Funds III, dated April 22, 2009, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the SAI entitled “The Sub-Advisers – Heitman Sub-Advisory Agreement - Fund Shares Owned by Heitman-US Portfolio Managers” on page 46 of the SAI:

Fund Shares Owned by Heitman-US Portfolio Managers. The following table shows the dollar amount range of each Heitman-US portfolio manager's "beneficial ownership" of shares of the Old Mutual Heitman Global Real Estate Securities Fund as of July 31, 2009. Dollar amount ranges disclosed are established by the SEC.  "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended ("Exchange Act").

Old Mutual Heitman Global Real Estate Securities Fund
Timothy J. Pire	$1 - $10,000

Michael K. Moran^	None

Jeffrey D. Yurk^	None
^Indicates new portfolio manager.

The following replaces in its entirety the section of the SAI entitled “The Sub-Advisers – Heitman Sub-Advisory Agreement - Other Accounts” on page 46 of the SAI:

Other Accounts.  As of July 31, 2009, Heitman-US’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Fund, as set forth in the following table.  The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Timothy J. Pire	4	$320	9	$1,033	1,727*	$687

Michael K. Moran^	4	$320	7	$901	1,727*	$687

Jeffrey D. Yurk^	4	$320	7	$901	1,727*	$687
*     One account ($68 million) is subject to a performance-based advisory fee.
^	Indicates new portfolio manager. Number of Accounts managed by each portfolio manager and Total Assets in each category is as of July 31, 2009.

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Distributed by Old Mutual Investment Partners
R-09-605  10/2009